Deferred revenue and deferred platform commission fees (Tables)	12 Months Ended
Dec. 31, 2020
Deferred revenue and deferred platform commission fees
Schedule of change in deferred revenue and platform commission fees

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time. The table below summarizes the change in deferred revenue and platform commission fees for the years ended December 31, 2020 and 2019:

2019
Liabilities
January 1, 2019	35,080
Deferred during the year	130,830
Released to profit or loss	(55,731)
December 31, 2019	110,179
Current portion	87,228
Non-current portion	22,951
Assets
January 1, 2019	13,674
Deferred during the year	42,176
Released to profit or loss	(18,728)
December 31, 2019	37,122

2020
Liabilities
January 1, 2020	110,179
Deferred during the year	343,114
Released to profit or loss	(159,597)
December 31, 2020	293,696
Current portion	214,711
Non-current portion	78,985
Assets
January 1, 2020	37,122
Deferred during the year	101,877
Released to profit or loss	(49,437)
December 31, 2020	89,562